Income and other taxes - Reconciliation of effective tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Income (loss) before income taxes	$ 666,338	$ (187,432)
Deduct earnings of associate	(97,743)	(29,577)
Income (loss) before income taxes after deduction of earnings of associate	$ 568,595	$ (217,009)
Canadian statutory tax rate	24.50%	25.60%
Income tax recovery (expense) calculated at Canadian statutory tax rate	$ (139,306)	$ 55,554
Decrease (increase) in income tax expense resulting from:
Impact of income and losses taxed in foreign jurisdictions	(24,313)	3,771
Utilization of unrecognized loss carryforwards and temporary differences	7,008	7,013
Impact of tax rate changes and tax settlements	43,515	(5,031)
Impact of foreign exchange	(3,198)	3,748
Other business taxes	(3,691)	(3,081)
Impact of recovery items (expenses) not taxable (deductible) for tax purposes	8,377	(5,461)
Adjustments to prior years	(373)	1,496
Other	1,554	4,096
Tax (expense) recovery	$ (110,427)	$ 62,105